Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Expenses for allowances on outstanding balances	€ 1,477	€ 8,969
Associated companies and joint ventures
Related parties
Revenues from Contracts/ Interest income	36,677	28,868	€ 35,450
Cost of revenue/ Interest expense		146	497
Other liabilities			5,635
Associated companies and joint ventures | Trade accounts receivables
Related parties
Receivables	3,146	2,643	2,984
Associated companies and joint ventures | Other financial assets
Related parties
Receivables	€ 925	€ 153	6,435
Other related party companies
Related parties
Revenues from Contracts/ Interest income			32,961
Other related party companies | Trade accounts receivables
Related parties
Receivables			€ 6,492